UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2016 (Unaudited)

EXCHANGE TRADED FUNDS - 7.7%	Shares		Value
ETFS Physical Gold	21,685		$2,590,307
iShares iBoxx USD High Yield Corporate Bond ETF	73,909		6,037,626
TOTAL EXCHANGE TRADED FUNDS (Cost $8,427,169)			8,627,933

FIXED INCOME - 10.7%	Principal
U.S. Government Note/Bond - 10.7%	Amount		Value
United States Treasury Inflation Indexed Bonds
0.375%, 07/15/2025	$11,777,782		12,046,387
Total U.S. Government Note/Bond (Cost $11,752,246)			12,046,387

TOTAL FIXED INCOME (Cost $11,752,246)			12,046,387

PURCHASED OPTIONS - 0.2%
Put Option - 0.0%	Contracts
E-mini S&P 500 Futures @ 1,915, April 2016	178		10,235
Total Put Option Purchased (Premiums Paid $113,788)			10,235

Currency Option - 0.1%	Notional
NZD Call / USD Put @ $0.67, June 2016	17,811,143	NZD	142,944
Total Currency Option Purchased (Premiums Paid $260,101)			142,944

Binary Option - 0.1%
EUR > 1.08 & EURO STOXX 50 Index > $3,200 @ May 2016 (1)	575,000	EUR	56,369
Total Binary Option Purchased (Premiums Paid $83,781)			56,369

TOTAL PURCHASED OPTIONS (Cost $457,670)			209,548

SHORT-TERM INVESTMENT - 64.8%	Shares
United States Treasury Bills (2)
0.411%, 08/11/2016	10,000,000		9,988,850
0.477%, 09/01/2016	13,000,000		12,981,007
0.466%, 09/08/2016	17,000,000		16,973,786
0.381%, 06/23/2016	1,500,000		1,499,296
0.386%, 07/21/2016	1,500,000		1,498,788
0.325%, 07/21/2016	9,000,000		8,992,728
0.452%, 09/15/2016	21,000,000		20,967,912
TOTAL SHORT-TERM INVESTMENT (Cost $72,867,562)			72,902,367

Total Investments (Cost $93,504,648) - 83.4%			93,786,235
Other Assets in Excess of Liabilities - 16.6%			18,695,467
TOTAL NET ASSETS - 100.00%			$112,481,702

(1)	One-touch option, option will pay only if both terms are met
(2)	Rate quoted is effective yield of position

The cost basis of investments for federal income tax purposes at March 31, 2016, was as follows*:

Cost of investments	$93,504,648
Gross unrealized appreciation	529,710
Gross unrealized depreciation	(248,123)
Net unrealized appreciation	$281,587

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  Additional information regarding the Fund is available in the Fund’s most recent Semi-Annual Report to Shareholders.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2016 (Unaudited)

WRITTEN OPTIONS
	Contracts	Value
Put Option Written
E-mini S&P 500 Futures @ $18.35, April 2016	178	$(4,450)
Total Option Written (Premiums Received $46,412)		(4,450)

Currency Options Written
NZD Call / USD Put @ $0.63, June 2016	17,811,143	(40,959)
NZD Put / USD Call @ $0.72, June 2016	17,811,143	(106,355)
Total Currency Options Written (Premiums Received $177,591)		(147,314)

TOTAL WRITTEN OPTIONS (Premiums Received $224,003)		$(151,764)

FORWARD CURRENCY CONTRACTS (1)
Settlement Date	Currency Delivered	Pay Amount	USD Value March 31, 2016	Currency Received	Received Amount	USD Value March 31, 2016	Unrealized Appreciation/ (Depreciation)
June 15, 2016	IDR	4,200,058	$312	USD	314	$314	$2
June 15, 2016	USD	3,083,432	3,083,432	MXN	55,248,929	3,175,566	92,134
June 15, 2016	KRW	5,399,353,800	4,711,889	USD	4,479,490	4,479,490	(232,399)
June 15, 2016	BRL	520,040	141,580	USD	137,236	137,236	(4,344)
June 15, 2016	CLP	184,769,750	273,913	USD	270,519	270,519	(3,394)
June 15, 2016	USD	185,401	185,401	TWD	5,984,750	186,110	709
June 15, 2016	USD	1,841,000	1,841,000	KRW	2,193,091,250	1,913,859	72,859
June 15, 2016	USD	101,659	101,659	SGD	138,063	102,383	724
June 15, 2016	USD	116,980	116,980	PHP	5,498,065	118,906	1,926
June 15, 2016	TWD	5,984,750	186,110	USD	181,742	181,742	(4,368)
June 15, 2016	SGD	138,063	102,382	USD	99,684	99,684	(2,698)
June 15, 2016	NOK	2,328,900	281,338	USD	273,650	273,650	(7,688)
June 15, 2016	ZAR	1,346,400	89,797	USD	86,252	86,252	(3,545)
June 15, 2016	PHP	5,498,065	118,906	USD	116,509	116,509	(2,397)
June 15, 2016	USD	126,618	126,618	CLP	85,594,000	126,889	271
June 15, 2016	NZD	6,073,790	4,181,414	EUR	3,637,000	4,148,516	(32,898)
June 15, 2016	EUR	3,637,000	4,148,516	NZD	5,973,409	4,112,308	(36,208)
							$(161,314)

(1) J.P. Morgan Securities, Inc. is counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2016 (Unaudited)

TOTAL RETURN SWAPS
Counterparty	Referenced Obligation	Rate (paid) received	Termination Date	Notional	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Investment Bank	JPCMFMIN Index (1)	USD LIBOR 1M	3/21/2017	1,314,182 USD	$(26,429)
	JPCMFPEG Index (2)	USD LIBOR 1M	3/21/2017	909,181 USD	868
	JPEBCSMI Index (3)	CHF LIBOR 1M	3/21/2017	881,267 CHF	4,485
	S&P 500 Consumer Discretionary Sector Index	USD LIBOR 1M - 0.2%	3/21/2017	4,301,589 USD	(58,317)
	S&P 500 Consumer Staples Sector Index	USD LIBOR 1M	3/21/2017	1,070,641 USD	9,673
	S&P 500 Health Care Sector Index	USD LIBOR 1M	3/21/2017	1,040,089 USD	9,176
	STOXX 600 Telecommunications Index	EURIBOR 1M	3/21/2017	3,071,694 EUR	6,848
	STOXX Europe 600 Basic Resource Index	EURIBOR 1M -0.6%	3/21/2017	1,359,018 EUR	33,713
	TOPIX Bank Index	JPY LIBOR 1M	3/21/2017	143,960,256 JPY	(47,449)

TOTAL TOTAL RETURN SWAPS					$(67,432)

INTEREST RATE SWAP
Counterparty	Referenced Obligation	Variable Rate Received	Fixed Rate Paid	Termination Date	Notional	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Investment Bank	EUR HICP Ex Tobacco (4)	1.0700%	-1.1081%	3/26/2026	5,373,000 EUR	$7,835

TOTAL INTEREST RATE SWAP						$7,835

(1) JPCMFMIN Index is a basket of mining companies.
(2) JPCMFPEG Index is a basket of private equity companies.
(3) JPEBCSMI Index is a basket of Swiss stocks.
(4) EUR Harmonised Indices of Consumer Prices Excluding Tobacco

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2016 (Unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long (Short)	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year Australian Bond	4	$298,969	June 2016	$504
10 Year Canadian Bond	9	977,994	June 2016	(4,785)
10 Year US Treasury Note	13	1,690,203	June 2016	881
S&P/ASX 200 Index	7	669,790	June 2016	(1,126)
Brent Crude (1)	(10)	(400,500)	June 2016	10,570
British Pound	(46)	(4,136,838)	June 2016	(40,835)
CAC 40 Index	21	1,061,817	April 2016	(14,127)
Canadian Dollar	(3)	(231,420)	June 2016	(4,986)
Corn (1)	(11)	(201,850)	May 2016	4,617
DAX Index	(15)	(4,305,965)	June 2016	(31,601)
Euro BUXL 30 Year Bond	1	191,327	June 2016	4,232
Euro FX	32	4,544,000	June 2016	29,096
EURO STOXX 50 Index	30	1,013,188	June 2016	(15,954)
EURO-BTP	3	480,104	June 2016	7,962
EURO-Bund	6	1,114,644	June 2016	3,065
FTSE 100 Index	6	529,759	June 2016	3,603
FTSE/MIB Index	23	2,348,130	June 2016	(79,088)
Hang Seng Index	3	403,263	April 2016	8,169
Hard Red Winter Wheat (1)	(18)	(419,175)	May 2016	(11,849)
H-SHARES Index	22	1,281,172	April 2016	38,207
IBEX 35 Index	3	301,669	April 2016	(8,995)
Japanese Yen	5	556,844	June 2016	1,771
LME Copper (1)	(3)	(365,738)	June 2016	1,227
Long Gilt	6	1,041,507	June 2016	1,399
Mexican Peso	(12)	(346,140)	June 2016	(9,204)
mini MSCI Emerging Markets Index	107	4,465,110	June 2016	35,464
NIKKEI 225	60	4,511,529	June 2016	69,156
S&P 500 E-mini Index	123	12,639,480	June 2016	208,733
S&P/TSX 60 Index	6	728,916	June 2016	1,604
SGX MSCI Singapore Index	(20)	(478,614)	April 2016	(3,126)
STOXX 600 Banks Index	278	2,258,645	June 2016	(152,272)
U.S. Treasury Long Bond	2	326,938	June 2016	27

TOTAL FUTURES CONTRACTS				$52,339

(1) Position held in Subsidiary

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (continued)
March 31, 2016 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the “Fund”) includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary as of March 31, 2016, were $732,293, which represented 0.65% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2016:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Assets
Exchange Traded Funds	$8,627,933	$-	$-	$8,627,933
U.S. Government Note/Bond	-	12,046,387	-	12,046,387
Purchased Options	10,235	199,313	-	209,548
Short Term Investments	-	72,902,367	-	72,902,367
Total Assets	$8,638,168	$85,148,067	$-	$93,786,235

Liabilities
Written Options	$(4,450)	$(147,314)	$-	$(151,764)
Total Liabilities	$(4,450)	$(147,314)	$-	$(151,764)
Total	$8,633,718	$85,000,753	$-	$93,634,471

Other Financial Instruments*
Total Return Swaps	$(67,432)	$-	$-	$(67,432)
Interest Rate Swap	-	7,835	-	7,835
Forward Currency Contracts	(161,314)	-	-	(161,314)
Future Contracts	52,339	-	-	52,339
Total Other Financial Instruments	$(176,407)	$7,835	$-	$(168,572)

* Other financial instruments, Forward Currency Contracts, Total Return Swaps, and Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By   /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  May 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
 Russell B. Simon, Treasurer and Principal Financial Officer

Date  May 23, 2016